UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Madison Street Partners, LLC

Address:   5613 DTC Parkway Suite 310
           Greenwood Village, CO 80111


Form 13F File Number: 028-12767


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Matthew J. Arnett
Title:  Chief Compliance Officer
Phone:  303-815-1662

Signature,  Place,  and  Date  of  Signing:

/s/ Matthew J. Arnett              Greenwood Village, CO              11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $      109,881
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ----------- ----------------- ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ----------- -------- --- ---- ---------- -------- ---- ------ ----
APPLE, INC. CMN                          COM            037833100  9360.81736    14032 SH       SOLE                SOLE      0    0
BB&T CORPORATION CMN                     COM            054937107       497.4    15000 SH       SOLE                SOLE      0    0
BEAZER HOMES USA,INC. CMN                COM            07556Q105    1617.167   455540 SH       SOLE                SOLE      0    0
BERKSHIRE HATHAWAY INC. CLASS B          COM            084670702    3742.767    42435 SH       SOLE                SOLE      0    0
CAMPUS CREST COMMUNITIES, INC. CMN       COM            13466Y105    508.0104    47038 SH       SOLE                SOLE      0    0
D.R. HORTON, INC. CMN                    COM            23331A109 5059.168125   245293 SH       SOLE                SOLE      0    0
DFC GLOBAL CORP CMN                      COM            23324T107    772.9162    45068 SH       SOLE                SOLE      0    0
FIRST REPUBLIC BANK CMN SERIES           COM            33616C100   1345.1461    39035 SH       SOLE                SOLE      0    0
HOMESTREET, INC. CMN                     COM            43785V102  2655.52232    69772 SH       SOLE                SOLE      0    0
HOVNANIAN K ENTERPRISES INC CMN  CLASS A CL A           442487203     372.296   107600 SH       SOLE                SOLE      0    0
LENNAR CORPORATION CMN CLASS A           CL A           526057104  3463.99602    99626 SH       SOLE                SOLE      0    0
LIBERTY GLOBAL, INC. CMN CLASS C         COM SER C      530555309 10818.90431   191442 SH       SOLE                SOLE      0    0
LIBERTY MEDIA CORPORATION LIBERTY C CMN  LIB CAP COM A  530322106 17610.02376   169197 SH       SOLE                SOLE      0    0
CLASS A
LIBERTY VENTURES CMN SERIES  CLASS A     LBT VENT COM A 53071M880  5535.65424   111516 SH       SOLE                SOLE      0    0
M.D.C.HOLDINGS,INC (DELAWARE) CMN        COM            552676108  1496.30605    38855 SH       SOLE                SOLE      0    0
M/I HOMES INC CMN                        COM            55305B101    297.4492    15380 SH       SOLE                SOLE      0    0
MASTERCARD INCORPORATED CMN CLASS A      CL A           57636Q104   8885.1264    19680 SH       SOLE                SOLE      0    0
MILLENNIAL MEDIA, INC. CMN               COM            60040N105      358.75    25000 SH       SOLE                SOLE      0    0
PAIN THERAPEUTICS INC CMN                COM            69562K100   9903.1914  1961028 SH       SOLE                SOLE      0    0
PULTEGROUP INC. CMN                      COM            745867101    3905.721   251982 SH       SOLE                SOLE      0    0
QLT INC. CMN                             COM            746927102  4987.68772   640268 SH       SOLE                SOLE      0    0
SAKS INCORPORATED CMN                    COM            79377W108  5542.53228   537588 SH       SOLE                SOLE      0    0
RTS/SEARS HOMETOWN AND OUTLET STORES,    RIGHT          812350114         272   100000 SH       SOLE                SOLE      0    0
INC. EXP10/08/2012                       10/08/2012
U.S. BANCORP CMN                         COM            902973304    2688.434    78380 SH       SOLE                SOLE      0    0
VISA INC. CMN CLASS A                    COM CL A       92826C839  8184.50028    60951 SH       SOLE                SOLE      0    0


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